NOTE 7 - DERIVATIVE LIABILITIES - Fair value of Options (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Nov. 08, 2015
Options 1
Fair value market adjustment		$ (30,356)
Balance of convertible debt	$ 160,399	190,755
Options 2
Fair value at commitment date			$ 468,814
Fair value market adjustment			$ (278,059)
Balance of convertible debt		$ 190,755